Income taxes - Additional information (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Major components of tax expense income [line items]
Reduction in Greek income tax rate	$ 11,434	$ 0
Increase in Turkish income tax rate	6,150	0
Tax losses	192,880	181,667
Deferred tax expense (income) relating to origination and reversal of temporary differences	85,142	39,394
Temporary differences associated with investments in subsidiaries	1,032,084	927,295
Deferred tax expense recognized	54,587	$ 10,636
Turkish lira
Major components of tax expense income [line items]
Deferred tax expense recognized	37,126
Euro
Major components of tax expense income [line items]
Deferred tax expense recognized	$ 12,930